UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2010

*	This Form N-CSR pertains to the following series of the Registrant: MFS Sector Rotational Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Sector Rotational Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

4/30/10

MSR-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
UAL Corp.	3.2%
Phillips-Van Heusen Corp.	3.0%
WESCO International, Inc.	2.8%
Cliffs Natural Resources, Inc.	2.7%
Limited Brands, Inc.	2.6%
Akamai Technologies, Inc.	2.5%
Royal Caribbean Cruises Ltd.	2.5%
Apple, Inc.	2.5%
Lamar Advertising Co., “A”	2.4%
MetLife, Inc.	2.4%

Equity sectors
Financial Services	18.1%
Technology	12.8%
Retailing	12.0%
Utilities & Communications	10.0%
Basic Materials	9.0%
Energy	7.9%
Health Care	7.5%
Leisure	6.0%
Transportation	5.3%
Industrial Goods & Services	4.9%
Consumer Staples	3.9%
Special Products & Services	1.8%

Percentages are based on net assets as of 4/30/10.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2009 through April 30, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/09	Ending Account Value 4/30/10	Expenses Paid During Period (p) 11/01/09-4/30/10
A	Actual	1.39%	$1,000.00	$1,171.42	$7.48
	Hypothetical (h)	1.39%	$1,000.00	$1,017.90	$6.95
B	Actual	2.15%	$1,000.00	$1,167.75	$11.56
	Hypothetical (h)	2.15%	$1,000.00	$1,014.13	$10.74
C	Actual	2.14%	$1,000.00	$1,167.62	$11.50
	Hypothetical (h)	2.14%	$1,000.00	$1,014.18	$10.69
W	Actual	1.24%	$1,000.00	$1,172.57	$6.68
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R1	Actual	2.14%	$1,000.00	$1,167.62	$11.50
	Hypothetical (h)	2.14%	$1,000.00	$1,014.18	$10.69
R2	Actual	1.64%	$1,000.00	$1,170.26	$8.82
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
R3	Actual	1.39%	$1,000.00	$1,171.72	$7.48
	Hypothetical (h)	1.39%	$1,000.00	$1,017.90	$6.95
R4	Actual	1.15%	$1,000.00	$1,173.60	$6.20
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.2%
Issuer	Shares/Par	Value ($)

Aerospace - 2.1%
Northrop Grumman Corp.	54,000	$3,662,818

Airlines - 5.3%
Copa Holdings S.A., “A”	62,160	$3,523,229
UAL Corp. (a)	251,540	5,428,233

		$8,951,462
Apparel Manufacturers - 3.0%
Phillips-Van Heusen Corp.	80,570	$5,076,716

Business Services - 1.8%
Lender Processing Services, Inc.	82,510	$3,114,753

Chemicals - 4.4%
Celanese Corp.	106,740	$3,414,613
Solutia, Inc. (a)	229,060	4,031,456

		$7,446,069
Computer Software - 6.2%
Akamai Technologies, Inc. (a)	111,430	$4,326,827
MicroStrategy, Inc., “A” (a)	33,930	2,599,038
Oracle Corp.	138,110	3,568,762

		$10,494,627
Computer Software - Systems - 2.5%
Apple, Inc. (a)	16,450	$4,295,424

Electrical Equipment - 2.8%
WESCO International, Inc. (a)	115,950	$4,709,889

Electronics - 2.2%
Intel Corp.	163,620	$3,735,445

Energy - Integrated - 6.1%
Chevron Corp.	43,560	$3,547,526
Hess Corp.	53,680	3,411,364
Marathon Oil Corp.	104,660	3,364,819

		$10,323,709

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 2.1%
Whole Foods Market, Inc. (a)	93,180	$3,635,884

Gaming & Lodging - 2.5%
Royal Caribbean Cruises Ltd. (a)	120,630	$4,323,379

General Merchandise - 2.2%
Macy’s, Inc.	162,030	$3,759,096

Health Maintenance Organizations - 1.6%
WellPoint, Inc. (a)	49,900	$2,684,620

Insurance - 16.3%
ACE Ltd.	65,390	$3,478,094
Aflac, Inc.	65,240	3,324,630
Allied World Assurance Co. Holdings Ltd.	70,450	3,069,507
Aspen Insurance Holdings Ltd.	118,990	3,210,350
Endurance Specialty Holdings Ltd.	89,210	3,287,389
MetLife, Inc.	89,320	4,071,206
Prudential Financial, Inc.	62,610	3,979,492
Travelers Cos., Inc.	63,240	3,208,798

		$27,629,466
Internet - 1.9%
Google, Inc., “A” (a)	6,030	$3,168,403

Major Banks - 1.8%
Goldman Sachs Group, Inc.	20,940	$3,040,488

Medical & Health Technology & Services - 2.3%
Lincare Holdings, Inc. (a)	83,330	$3,890,678

Medical Equipment - 1.8%
Covidien PLC	63,670	$3,055,523

Metals & Mining - 4.6%
Cliffs Natural Resources, Inc.	74,440	$4,654,733
Steel Dynamics, Inc.	199,200	3,129,432

		$7,784,165
Natural Gas - Pipeline - 2.1%
Williams Cos., Inc.	149,270	$3,524,265

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 1.8%
Noble Corp.	76,580	$3,024,144

Pharmaceuticals - 1.8%
Abbott Laboratories	60,120	$3,075,739

Printing & Publishing - 3.5%
Lamar Advertising Co., “A” (a)	109,720	$4,083,778
MSCI, Inc., “A” (a)	53,220	1,844,073

		$5,927,851
Specialty Stores - 4.7%
AnnTaylor Stores Corp. (a)	166,830	$3,620,211
Limited Brands, Inc.	163,070	4,370,276

		$7,990,487
Telephone Services - 2.3%
Qwest Communications International, Inc.	761,290	$3,981,547

Tobacco - 3.9%
Lorillard, Inc.	41,760	$3,272,731
Philip Morris International, Inc.	69,450	3,408,606

		$6,681,337
Utilities - Electric Power - 5.6%
Alliant Energy Corp.	102,300	$3,498,660
PG&E Corp.	75,900	3,324,420
PPL Corp.	108,150	2,677,794

		$9,500,874
Total Common Stocks (Identified Cost, $149,416,502)		$168,488,858

Money Market Funds (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.19%, at Cost and Net Asset Value	114	$114
Total Investments (Identified Cost, $149,416,616)		$168,488,972

Other Assets, Less Liabilities - 0.8%		1,385,644
Net Assets - 100.0%		$169,874,616

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $149,416,502)	$168,488,858
Underlying funds, at cost and value	114
Total investments, at value (identified cost, $149,416,616)	$168,488,972
Receivables for
Investments sold	2,096,202
Fund shares sold	164,355
Dividends	90,989
Other assets	1,803
Total assets	$170,842,321
Liabilities
Payable to custodian	$217,551
Payables for
Fund shares reacquired	605,806
Payable to affiliates
Investment adviser	7,119
Shareholder servicing costs	128,065
Distribution and service fees	4,345
Administrative services fee	186
Payable for independent Trustees’ compensation	1,772
Accrued expenses and other liabilities	2,861
Total liabilities	$967,705
Net assets	$169,874,616
Net assets consist of
Paid-in capital	$298,272,643
Unrealized appreciation (depreciation) on investments	19,072,356
Accumulated net realized gain (loss) on investments	(147,708,448)
Undistributed net investment income	238,065
Net assets	$169,874,616
Shares of beneficial interest outstanding	11,608,558

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$106,293,475	7,204,039	$14.75
Class B	12,222,536	852,303	14.34
Class C	37,701,595	2,627,591	14.35
Class W	12,036,417	814,746	14.77
Class R1	78,314	5,458	14.35
Class R2	79,101	5,469	14.46
Class R3	79,498	5,392	14.74
Class R4	1,383,680	93,560	14.79

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.65 [100 / 94.25 x $14.75]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes W, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Dividend income	$1,765,433
Dividends from underlying funds	1,634
Total investment income	$1,767,067
Expenses
Management fee	$719,199
Distribution and service fees	429,613
Shareholder servicing costs	208,168
Administrative services fee	18,856
Independent Trustees’ compensation	6,251
Custodian fee	26,117
Shareholder communications	26,666
Auditing fees	19,766
Legal fees	3,230
Miscellaneous	71,041
Total expenses	$1,528,907
Reduction of expenses by investment adviser	(406)
Net expenses	$1,528,501
Net investment income	$238,566
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)	$23,481,014
Change in unrealized appreciation (depreciation) on investments	$6,597,659
Net realized and unrealized gain (loss) on investments	$30,078,673
Change in net assets from operations	$30,317,239

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/10 (unaudited)	Year ended 10/31/09
From operations
Net investment income	$238,566	$399,567
Net realized gain (loss) on investments	23,481,014	(72,576,197)
Net unrealized gain (loss) on investments	6,597,659	68,670,569
Change in net assets from operations	$30,317,239	$(3,506,061)
Distributions declared to shareholders
From net investment income	$(400,098)	$—
Change in net assets from fund share transactions	$(72,974,597)	$(99,962,479)
Total change in net assets	$(43,057,456)	$(103,468,540)
Net assets
At beginning of period	212,932,072	316,400,612
At end of period (including undistributed net investment income of $238,065 and $399,597, respectively)	$169,874,616	$212,932,072

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class A			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.62		$12.40	$20.02	$17.50	$16.77	$15.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.04	$0.02	$(0.03)	$(0.03)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	2.13		0.18	(7.64)	3.55	1.84	2.34
Total from investment operations	$2.16		$0.22	$(7.62)	$3.52	$1.81	$2.28
Less distributions declared to shareholders
From net investment income	$(0.03)		$—	$—	$—	$—	$—
From net realized gain on investments	—		—	—	(1.00)	(1.08)	(0.61)
Total distributions declared to shareholders	$(0.03)		$—	$—	$(1.00)	$(1.08)	$(0.61)
Net asset value, end of period	$14.75		$12.62	$12.40	$20.02	$17.50	$16.77
Total return (%) (r)(s)(t)	17.14	(n)	1.77	(38.06)	20.99	11.22	15.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.41	1.38	1.38	2.90	2.82
Expenses after expense reductions (f)	1.39	(a)	1.39	1.38	1.37	1.75	1.75
Net investment income (loss)	0.45	(a)	0.34	0.13	(0.14)	(0.19)	(0.39)
Portfolio turnover	131		211	196	141	168	107
Net assets at end of period (000 omitted)	$106,293		$137,360	$236,816	$210,954	$15,405	$11,078

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class B			2009	2008	2007 (i)

Net asset value, beginning of period	$12.28		$12.16	$19.75	$17.03
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.04)	$(0.09)	$(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency	2.08		0.16	(7.50)	2.84	(g)
Total from investment operations	$2.06		$0.12	$(7.59)	$2.72
Net asset value, end of period	$14.34		$12.28	$12.16	$19.75
Total return (%) (r)(s)(t)	16.78	(n)	0.99	(38.43)	15.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.15	(a)	2.12	2.03	1.98	(a)
Expenses after expense reductions (f)	2.15	(a)	2.10	2.03	1.98	(a)
Net investment loss	(0.31	)(a)	(0.39)	(0.53)	(0.85	)(a)
Portfolio turnover	131		211	196	141
Net assets at end of period (000 omitted)	$12,223		$12,028	$15,029	$13,484

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class C			2009	2008	2007	2006	2005

Net asset value, beginning of period	$12.29		$12.16	$19.76	$17.38	$16.78	$15.11
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.04)	$(0.09)	$(0.15)	$(0.12)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.08		0.17	(7.51)	3.53	1.80	2.32
Total from investment operations	$2.06		$0.13	$(7.60)	$3.38	$1.68	$2.28
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$(1.00)	$(1.08)	$(0.61)
Net asset value, end of period	$14.35		$12.29	$12.16	$19.76	$17.38	$16.78
Total return (%) (r)(s)(t)	16.76	(n)	1.07	(38.46)	20.30	10.40	15.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.15	(a)	2.12	2.03	1.98	3.65	3.57
Expenses after expense reductions (f)	2.14	(a)	2.10	2.03	1.98	2.50	2.50
Net investment loss	(0.30	)(a)	(0.39)	(0.53)	(0.85)	(0.94)	(1.14)
Portfolio turnover	131		211	196	141	168	107
Net assets at end of period (000 omitted)	$37,702		$46,261	$61,857	$51,831	$139	$39

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class W			2009	2008 (i)

Net asset value, beginning of period	$12.67		$12.42	$17.96
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.05	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	2.14		0.20	(5.57	)(g)
Total from investment operations	$2.18		$0.25	$(5.54)
Less distributions declared to shareholders
From net investment income	$(0.08)		$—	$—
Net asset value, end of period	$14.77		$12.67	$12.42
Total return (%) (r)(s)	17.26	(n)	2.01	(30.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.20	1.13	(a)
Expenses after expense reductions (f)	1.24	(a)	1.19	1.12	(a)
Net investment income	0.60	(a)	0.36	0.30	(a)
Portfolio turnover	131		211	196
Net assets at end of period (000 omitted)	$12,036		$15,824	$1,430

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R1			2009	2008 (i)

Net asset value, beginning of period	$12.29		$12.16	$18.32
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.05)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	2.08		0.18	(6.12	)(g)
Total from investment operations	$2.06		$0.13	$(6.16)
Net asset value, end of period	$14.35		$12.29	$12.16
Total return (%) (r)(s)	16.76	(n)	1.07	(33.62	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.12	2.03	(a)
Expenses after expense reductions (f)	2.14	(a)	2.10	2.03	(a)
Net investment loss	(0.32	)(a)	(0.41)	(0.48	)(a)
Portfolio turnover	131		211	196
Net assets at end of period (000 omitted)	$78		$67	$66

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R2			2009	2008 (i)

Net asset value, beginning of period	$12.38		$12.19	$18.32
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.01	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	2.10		0.18	(6.13	)(g)
Total from investment operations	$2.11		$0.19	$(6.13)
Less distributions declared to shareholders
From net investment income	$(0.03)		$—	$—
Net asset value, end of period	$14.46		$12.38	$12.19
Total return (%) (r)(s)	17.03	(n)	1.56	(33.46	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.62	1.53	(a)
Expenses after expense reductions (f)	1.64	(a)	1.60	1.52	(a)
Net investment income	0.19	(a)	0.08	0.02	(a)
Portfolio turnover	131		211	196
Net assets at end of period (000 omitted)	$79		$68	$67

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R3			2009	2008 (i)

Net asset value, beginning of period	$12.63		$12.41	$18.62
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.04	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	2.13		0.18	(6.23	)(g)
Total from investment operations	$2.16		$0.22	$(6.21)
Less distributions declared to shareholders
From net investment income	$(0.05)		$—	$—
Net asset value, end of period	$14.74		$12.63	$12.41
Total return (%) (r)(s)	17.17	(n)	1.77	(33.35	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	(a)	1.37	1.27	(a)
Expenses after expense reductions (f)	1.39	(a)	1.35	1.27	(a)
Net investment income	0.44	(a)	0.33	0.28	(a)
Portfolio turnover	131		211	196
Net assets at end of period (000 omitted)	$79		$68	$67

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R4			2009	2008 (i)

Net asset value, beginning of period	$12.68		$12.43	$18.62
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.07	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	2.14		0.18	(6.23	)(g)
Total from investment operations	$2.19		$0.25	$(6.19)
Less distributions declared to shareholders
From net investment income	$(0.08)		$—	$—
Net asset value, end of period	$14.79		$12.68	$12.43
Total return (%) (r)(s)	17.36	(n)	2.01	(33.24	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.12	1.03	(a)
Expenses after expense reductions (f)	1.15	(a)	1.11	1.03	(a)
Net investment income	0.68	(a)	0.57	0.57	(a)
Portfolio turnover	131		211	196
Net assets at end of period (000 omitted)	$1,384		$1,258	$1,069

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, March 3, 2008 (Class W), January 3, 2007 (Class B), and May 1, 2008, (Classes R1, R2, R3 and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Sector Rotational Fund (the fund) is a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to

Notes to Financial Statements (unaudited) – continued

U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value

Notes to Financial Statements (unaudited) – continued

hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of April 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$168,488,858	$—	$—	$168,488,858
Mutual Funds	114	—	—	114
Total Investments	$168,488,972	$—	$—	$168,488,972

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. For the six months ended April 30, 2010, the fund did not invest in any derivative instruments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended April 30, 2010, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements (unaudited) – continued

During the year ended October 31, 2009, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended October 31, 2009.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/10
Cost of investments	$149,438,782
Gross appreciation	21,915,042
Gross depreciation	(2,864,852)
Net unrealized appreciation (depreciation)	$19,050,190

As of 10/31/09
Undistributed ordinary income	399,597
Capital loss carryforwards	(171,167,296)
Net unrealized appreciation (depreciation)	12,452,531

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/15	$ (3,606,418)
10/31/16	(94,250,001)
10/31/17	(73,310,877)
$(171,167,296)

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/10	Year ended 10/31/09
Class A	$299,652	$—
Class W	92,049	—
Class R2	137	—
Class R3	285	—
Class R4	7,975	—
Total	$400,098	$—

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.65%
Next $2.5 billion of average daily net assets	0.60%
Average daily net assets in excess of $5 billion	0.50%

Prior to February 1, 2010, MFS had engaged Valley Forge Capital Advisors, Inc. (Valley Forge) as a sub-adviser for the fund. MFS paid a sub-advisory fee at the following annual rates:

First $1 billion of average daily net assets	0.35%
Next $1.5 billion of average daily net assets	0.30%
Next $2.5 billion of average daily net assets	0.25%
Average daily net assets in excess of $5 billion	0.20%

Effective February 1, 2010, Valley Forge Capital Advisors, Inc. no longer serves as the sub-adviser of the fund and MFS assumed responsibility for day-to-day management of the fund’s portfolio in its capacity as the fund’s investment adviser.

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class W	Class R1	Class R2	Class R3	Class R4
1.40%	2.15%	2.15%	1.25%	2.15%	1.65%	1.40%	1.15%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2011. For the six months ended April 30, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,907 for the six months ended April 30, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$152,534
Class B	0.75%	0.25%	1.00%	1.00%	60,952
Class C	0.75%	0.25%	1.00%	1.00%	208,250
Class W	0.10%	—	0.10%	0.10%	7,237
Class R1	0.75%	0.25%	1.00%	1.00%	364
Class R2	0.25%	0.25%	0.50%	0.50%	184
Class R3	—	0.25%	0.25%	0.25%	92
Total Distribution and Service Fees					$429,613

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2010 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2010, were as follows:

Amount
Class A	$5,097
Class B	19,521
Class C	3,329

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2010, the fee was $33,237, which equated to 0.0346% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $174,931.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.0197% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,345 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $406, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $244,803,607 and $314,302,894, respectively.

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/10		Year ended 10/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	363,117	$5,049,013	3,661,010	$41,409,446
Class B	52,559	716,677	251,704	2,802,335
Class C	89,397	1,222,932	697,739	7,801,758
Class W	102,482	1,417,731	1,533,399	19,195,956
Class R4	26,258	377,362	62,566	706,136
	633,813	$8,783,715	6,206,418	$71,915,631
Shares issued to shareholders in reinvestment of distributions
Class A	20,054	$266,724	—	$—
Class W	496	6,602	—	—
Class R2	11	137	—	—
Class R3	21	285	—	—
Class R4	599	7,975	—	—
	21,181	$281,723	—	$—
Shares reacquired
Class A	(4,063,907)	$(55,495,322)	(11,874,955)	$(137,799,188)
Class B	(179,461)	(2,414,770)	(508,769)	(5,683,014)
Class C	(1,226,131)	(16,288,127)	(2,020,789)	(22,759,386)
Class W	(537,015)	(7,395,389)	(399,707)	(5,063,289)
Class R4	(32,451)	(446,427)	(49,464)	(573,233)
	(6,038,965)	$(82,040,035)	(14,853,684)	$(171,878,110)
Net change
Class A	(3,680,736)	$(50,179,585)	(8,213,945)	$(96,389,742)
Class B	(126,902)	(1,698,093)	(257,065)	(2,880,679)
Class C	(1,136,734)	(15,065,195)	(1,323,050)	(14,957,628)
Class W	(434,037)	(5,971,056)	1,133,692	14,132,667
Class R2	11	137	—	—
Class R3	21	285	—	—
Class R4	(5,594)	(61,090)	13,102	132,903
	(5,383,971)	$(72,974,597)	(8,647,266)	$(99,962,479)

Class I shares were not available for sale during the period. Please see the fund’s prospectus for details.

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2010, the fund’s commitment fee and interest expense were $1,945 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,250,486	49,795,965	(56,046,337)	114

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,634	$114

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of Series Trust XII, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	264,020,015.845	7,196,148.324
Lawrence H. Cohn, M.D.	263,984,167.426	7,231,996.743
Maureen R. Goldfarb	264,014,214.965	7,201,949.204
David H. Gunning	264,169,152.626	7,047,011.543
William R. Gutow	264,007,096.725	7,209,067.444
Michael Hegarty	264,020,015.845	7,196,148.324
John P. Kavanaugh	264,023,863.525	7,192,300.644
Robert J. Manning	264,039,574.739	7,176,589.429
Robert C. Pozen	263,876,022.518	7,340,141.650
J. Dale Sherratt	263,993,815.986	7,222,348.183
Laurie J. Thomsen	264,158,852.965	7,057,311.204
Robert W. Uek	264,020,015.845	7,196,148.324

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2010

*	Print name and title of each signing officer under his or her signature.